SIGNIFICANT ACCOUNTING POLICIES - Concentration and risks (Details) - Institution	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk
Number of financial institutions	5
Number of customers	no	no	no
Number of suppliers	no	no	no
Cash and cash equivalents, restricted cash, short-term investments and long-term debt investments denominated in RMB | Geographic Concentration Risk | CN | Financial Institution One
Concentration Risk
Concentration risk, percentage	16.40%
Cash and cash equivalents, restricted cash, short-term investments and long-term debt investments denominated in RMB | Geographic Concentration Risk | CN | Financial Institution Two
Concentration Risk
Concentration risk, percentage	13.30%
Cash and cash equivalents, restricted cash, short-term investments and long-term debt investments denominated in RMB | Geographic Concentration Risk | CN | Financial Institution Three
Concentration Risk
Concentration risk, percentage	9.80%
Cash and cash equivalents, restricted cash, short-term investments and long-term debt investments denominated in RMB | Geographic Concentration Risk | CN | Financial Institution Four
Concentration Risk
Concentration risk, percentage	9.50%
Cash and cash equivalents, restricted cash, short-term investments and long-term debt investments denominated in RMB | Geographic Concentration Risk | CN | Financial Institution Five
Concentration Risk
Concentration risk, percentage	7.20%